Income Tax - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory rate applied to income before income tax	$ 17,440	$ 15,472	$ 16,335
Tax-exempt income	(522)	(508)	(1,475)
Low income housing tax credit investments	(373)	(235)	(134)
Employee stock ownership plan dividends	(108)	(106)	(97)
Bank owned life insurance	(175)	(99)	(140)
Share-based compensation	(130)	(50)	(144)
Non-deductible meals, entertainment and memberships	83	77	30
Other, net	41	58	62
Income tax expense	$ 16,256	$ 14,609	$ 14,437